Expenses by nature	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Expenses by nature
29.
Expenses by nature

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Raw materials and supplies used	3,991,490	4,580,706	5,939,395
Employee benefit expenses	5,836,068	6,450,534	6,207,834
Depreciation expenses	4,779,333	4,856,186	5,100,668